Summary of Significant Accounting Policies (Details) ¥ in Millions						6 Months Ended		12 Months Ended
	Jan. 05, 2023 USD ($)	Jan. 05, 2023 CNY (¥)	Dec. 01, 2022 CNY (¥)	Apr. 01, 2019	Mar. 03, 2011	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Exchange translation rate (in Dollars)						$ 7.8
Number of supplier						1
Total purchase, percentage						14.73%	10.00%
Collected amount (in Dollars)						$ 17,861,214		$ 26,736,700	$ 8,149,276		$ 6,000,000	$ 9,600,000
Prepayments and other current assets (in Dollars)						15,329,511		16,428,779	1,394,539
Allowance for doubtful accounts (in Dollars)
Consideration amount	$ 360,839	¥ 2.5
Other investments (in Yuan Renminbi)								1,122,038	1,251,393
Investment loss (in Dollars)						$ 1,632
Current vat rate percentage				13.00%		13.00%
Advertising expenses (in Dollars)						$ 8,275	7,603	95,432	21,498	$ 53,770
Research and development expense (in Dollars)						$ 1,460,376	$ 1,642,204	$ 2,962,904	$ 2,725,014	$ 2,492,059
Tax benefit percentage						50.00%		50.00%
Total revenues and assets percentage						99.10%	99.10%	99.50%	99.50%	99.50%
Total revenues and assets percentage						16.50%		16.50%
Defered IPO costs (in Dollars)									$ 1,277,152
Equity interest percentage					12.00%
Investment gain (in Dollars)								$ 290
One operating segment								the Company has determined that it has only one operating segment
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms						180 days		180 days
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms						90 days		90 days
Certain Risks and Concentration [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues and assets percentage								11.93%	10.00%	10.00%
Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Number of customers						2	2	2	2
Revenue [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue rate						18.18%	32.53%	27.63%	21.91%
Revenue [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue rate						10.01%	11.25%	10.97%	11.26%
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Number of customers						2		2	3
Total revenue rate						30.92%			25.88%
Accounts Receivable [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue rate						21.31%		27.73%	11.41%
Accounts Receivable [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue rate								13.14%	10.25%
Jiangsu Huadong Medical Device Industrial Co. Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Other investments (in Yuan Renminbi) | ¥			¥ 40.0
Zhongxiangxin [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest rate			25.00%
Investment [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	5.00%	5.00%			12.00%